SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods – health supplements	$ 67,997	$ 6,201	$ 45,535
Drugs, pharmaceutical and nutritional products	132,684	122,966
Food and beverage, hotel supplies and consumables	91,237	104,287
Total	$ 291,918	$ 233,454	$ 45,535